UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number                811-21903
Nuveen Global Value Opportunities Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:            12/31
Date of reporting period:    9/30/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Global Value Opportunities Fund (JGV)
September 30, 2009

Shares	Description (1)	Value

	Common Stocks – 74.8%

	Aerospace & Defense – 1.3%

92,800	Thales S.A.	$4,603,579

	Capital Markets – 1.6%

17,795	Egyptian Financial Group – Hermes Holdings	96,673
1,218,027	Endeavor Financial Corporation, Corporate Shares S, Reg S, (2)	1,899,879
195,615	UBS AG, (2), (7)	3,581,711

	Total Capital Markets	5,578,263

	Chemicals – 0.0%

20,740	Omnia Holdings Limited, WI/DD	165,655

	Commercial Banks – 1.6%

552,400	Bangkok Bank Public Company Limited	2,033,679
46,000	Bangkok Bank Public Company Limited NVDR	166,597
90,603	Bank Hapoalim BM, (2)	322,336
112,100	Bank Leumi le-Israel B.M, (2)	430,066
12,321	ICICI Bank Limited, ADR	475,098
49,290	Kazkommertsbank, 144A, (2) GDR	320,385
6,158,200	Krung Thai Bank Public Company Limited	1,308,687
370,000	Metropolitan Bank & Trust Company	300,654

	Total Commercial Banks	5,357,502

	Communications Equipment – 1.1%

371,600	Telefonaktiebolaget LM Ericsson, ADR, (7)	3,723,432

	Construction Materials – 0.1%

31,788	Akcansa Cimento A.S, (2)	128,523
6,520	Cemex SAB de CV, Sponsored ADR, (2)	84,238

	Total Construction Materials	212,761

	Diversified Telecommunication Services – 4.8%

28,086	China Unicom Limited, ADR	399,945
4,540	Chunghwa Telecom Co., Ltd ADR	81,902
217,000	Deutsche Telekom AG, (7)	2,964,220
142,979	KT Corporation, Sponsored ADR	2,484,975
218,200	Nippon Telegraph and Telephone Corporation, ADR, (7)	5,025,146
110,414	Telecom Egypt SAE	360,822
4,000,000	Telecom Italia S.p.A.	4,916,853

	Total Diversified Telecommunication Services	16,233,863

	Electric Utilities – 5.5%

368,050	Centrais Electricas Brasileiras Pref S.A., ADR, (2)	5,108,534
20,000	Centrais Electricas Brasileiras S.A., ADR, (2)	309,400
34,500	Electricite de France S.A	2,046,684
516,300	Korea Electric Power Corporation, Sponsored ADR, (2), (7)	7,868,412
85,000	Progress Energy, Inc.	3,320,100

	Total Electric Utilities	18,653,130

	Electronic Equipment & Instruments – 1.1%

86,000	Tech Data Corporation, (2), (7)	3,578,460

	Energy Equipment & Services – 3.2%

501,000	BJ Services Company, (7)	9,734,430
20,000	Technip SA	1,277,504

	Total Energy Equipment & Services	11,011,934

	Food & Staples Retailing – 1.9%

130,600	Wal-Mart Stores, Inc., (7)	6,411,154

	Food Products – 5.8%

53,625	Cresud S.A., ADR	691,226
200,344	Gruma S.A.B de C.V, (2)	351,051
14,800	Industrias Bachoco S.A.B. de C.V., ADR	310,800
542,000	Smithfield Foods, Inc., (2), (7)	7,479,600
822,000	Tyson Foods, Inc., Class A, (7)	10,381,860
1,702,000	Universal Robina Corporation	395,146

	Total Food Products	19,609,683

	Health Care Providers & Services – 0.6%

125,000	Health Net Inc., (2), (7)	1,925,000

	Household Durables – 0.1%

15,145	Oriental Weavers Company	93,837
322,203	Turk Sise ve Cam Fabrikalari SA, (2)	343,046

	Total Household Durables	436,883

	Household Products – 0.4%

56,000	KAO Corporation	1,384,950

	Independent Power Producers & Energy Traders – 0.1%

2,225,000	Energy Development Corporation	220,715
9,825	Huaneng Power International Inc., Sponsored ADR	261,738

	Total Independent Power Producers & Energy Traders	482,453

	Insurance – 0.6%

62,800	Loews Corporation, (7)	2,150,900

	Internet Software & Services – 2.3%

337,000	eBay Inc., (2), (7)	7,956,570

	Marine – 0.3%

82,000	Stolt-Nielsen S.A.	1,071,830

	Media – 0.9%

125,000	Scholastic Corporation, (7)	3,042,500

	Metals & Mining – 17.6%

201,510	AngloGold Ashanti Limited, Sponsored ADR, (7)	8,213,548
82,644	Banro Corporation, (2)	220,765
317,800	Barrick Gold Corporation, (7)	12,044,620
404,785	Crystallex International Corporation, (2)	101,196
38,320	First Uranium Corporation, (2)	102,721
98,178	Gabriel Resources, Limited, (2)	198,071
131,200	Geovic Mining Corporation, (2)	77,202
358,534	Gold Fields Limited Sponsored ADR, (7)	4,940,599
7,200	Impala Platinum Holdings Limited, Sponsored ADR	170,928
4,550	Impala Platinum Holdings Limited	105,997
239,841	Ivanhoe Mines Ltd., (2), (7)	3,067,566
3,146,732	Lihir Gold Limited, (2)	7,772,930
1,862,500	Minara Resources Limited, (2)	1,585,589
127,000	Mineral Deposits Limited, (2)	95,233
295,800	Newmont Mining Corporation, (7)	13,021,116
1,541,599	NovaGold Resources Inc., (2)	7,892,987
10,382	Silver Standard Resources, Inc., (2)	221,760

	Total Metals & Mining	59,832,828

	Multi-Utilities – 0.6%

78,000	Ameren Corporation	1,971,840

	Oil, Gas & Consumable Fuels – 14.3%

500,000	Arch Coal Inc., (7)	11,065,000
209,000	BP PLC, Sponsored ADR, (7)	11,125,070
270,559	Cameco Corporation, (7)	7,521,540
35,000	Chevron Corporation, (7)	2,465,050
121,100	Gazprom OAO	2,815,575
28,456	Petrobras Energia S.A, (2)	509,647
1,453	PetroChina Company Limited, ADR	165,279
274,000	PetroChina Company Limited	310,060
9,861	Petroleo Brasileiro, Sponsored ADR	387,636
8,400	Royal Dutch Shell PLC, Class A, (7)	480,396
155,000	Royal Dutch Shell PLC, Class B, Sponsored ADR, (7)	8,644,350
7,256	S-Oil Corporation	383,661
191,000	Tesoro Corporation, (7)	2,861,180

	Total Oil, Gas & Consumable Fuels	48,734,444

	Paper & Forest Products – 0.1%

84,941	Mondi Ltd	440,988

	Pharmaceuticals – 5.2%

174,500	AstraZeneca PLC, Sponsored ADR, (7)	7,843,775
24,230	Doctor Reddy’s Laboratories Limited, Sponsored ADR	472,485
325,000	Pfizer Inc., (7)	5,378,750
90,200	Sanofi-Aventis, Sponsored ADR, (7)	3,332,890
1,382,000	United Laboratories International Holdings Ltd	526,048

	Total Pharmaceuticals	17,553,948

	Real Estate Management & Development – 0.1%

25,075	IRSA Inversiones y Representaciones S.A, (2) GDR	208,123

	Software – 1.7%

221,000	Microsoft Corporation, (7)	5,721,690

	Specialty Retail – 0.4%

57,000	Lowe’s Companies, Inc., (7)	1,193,580

	Textiles, Apparel & Luxury Goods – 0.1%

2,273,000	China Hongxing Sports Limited, (2)	338,856

	Trading Companies & Distributors – 0.7%

189,000	Mitsui & Company Limited	2,471,854

	Water Utilities – 0.2%

18,094	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	686,305

	Wireless Telecommunication Services – 0.5%

9,857	NII Holdings Inc., Class B, (2)	295,513
172,000	PT IndoSat Tbk	96,989
13,052	SK Telecom Company Limited, ADR	227,757
700	SK Telecom Company Limited	108,424
46,992	TIM Participacoes S.A., ADR	116,976
13,659	Turkcell Iletisim Hizmetleri A.S., ADR	244,086
51,600	Turkcell Iletism Hizmetleri SA	368,571
4,977	Vivo Participacoes S.A., ADR	119,255

	Total Wireless Telecommunication Services	1,577,571

	Total Common Stocks (cost $256,800,545)	254,322,529

Shares	Description (1)	Coupon	Ratings (3)	Value

	Convertible Preferred Securities – 3.1%

	Communications Equipment – 3.1%

13,708	Lucent Technologies Capital Trust I	7.750%	B3	$10,383,810

	Total Convertible Preferred Securities (cost $14,087,103)			10,383,810

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Mortgage-Backed Securities – 2.6%

	Residentials – 2.6%

$162	Fannie Mae Mortgage Pool 100195 (6)	4.79%	8/20/22	AAA	$161,126
170	Fannie Mae Mortgage Pool 357922	3.19%	3/01/34	AAA	174,676
21	Fannie Mae Mortgage Pool 708743	3.25%	6/01/33	AAA	20,841
61	Fannie Mae Mortgage Pool 713939	3.28%	4/01/33	AAA	62,754
609	Fannie Mae Mortgage Pool 816594	4.91%	2/01/35	AAA	630,045
21,596	Fannie Mae Mortgage Pool Strips 345-17 (I/O)	4.50%	5/01/20	AAA	2,507,581
589	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-75, Class KI (I/O)	4.50%	3/25/18	AAA	31,041
1,269	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-86, Class KI (I/O)	4.50%	5/25/19	AAA	108,866
3,077	Fannie Mae, Collateralized Mortgage Obligations, Series 2005-69, Class PI (I/O)	4.50%	8/25/25	AAA	229,416
2,133	Federal Home Loan Collateralized Mortgage, Series 2595 (I/O)	5.00%	6/15/21	AAA	171,292
1,272	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780184	4.54%	1/01/33	AAA	1,287,034
95	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780284	3.81%	2/01/33	AAA	97,078
2,141	Federal Home Loan Mortgage Corporation, Mortgage Pool 2640 (I/O)	4.50%	8/15/17	AAA	81,563
732	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class IA (I/O)	4.50%	3/15/18	AAA	44,101
688	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890,, Class KI (I/O)	4.50%	2/15/19	AAA	58,348
828	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2627 BI (I/O)	5.00%	8/15/25	AAA	5,512
1,035	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2906 EI (I/O)	4.50%	1/15/19	AAA	85,922
319	Federal Home Loan Mortgage Corporation, Mortgage Pool, Series 2626 JI (I/O)	4.50%	5/15/18	AAA	31,211
66	Federal Home Loan Mortgage Corporation, Pool 789045	2.99%	2/01/32	AAA	67,537
237	Freddie Mac Mortgage Pool 2479	6.00%	5/15/31	AAA	238,067
2,689	GNMA Mortgage Pool 081832	5.00%	1/20/37	AAA	2,754,312

39,789	Total Residentials				8,848,323

$39,789	Total Mortgage-Backed Securities (cost $10,679,976)				8,848,323

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 8.1%

	Airlines – 1.5%

$5,175	JetBlue Airways Corporation	3.750%	3/15/35	CCC	$5,142,656

	Auto Components – 0.4%

1,463	Magna International Inc., Class A	6.500%	3/31/10	N/R	1,384,292

	Construction Materials – 0.0%

100	India Cements Limited	0.000%	2/20/11	N/R	123,936

	Health Care Providers & Services – 0.9%

4,169	Omnicare, Inc.	3.250%	12/15/35	B+	3,220,553

	Hotels, Restaurants & Leisure – 1.6%

3,210	Punch Taverns Corporation, Convertible Bonds	5.000%	12/14/10	N/R	5,390,868

	Machinery – 0.1%

200	Tata Motors Limited, ADR, Reg S	0.000%	7/12/12	B	209,065

	Metals & Mining – 0.8%

135	First Uranium Corporation	4.250%	6/30/12	N/R	96,775
4,480	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	2,777,600

4,615	Total Metals & Mining				2,874,375

	Oil, Gas & Consumable Fuels – 1.7%

280	Dana Gas, Convertible Bond	7.500%	10/31/12	N/R	252,476
7,500	Delta Petroleum Corporation, Convertible Bond	3.750%	5/01/37	CC	5,006,250
700	Magnolia Finance, Convertible to MOL Hungarian Oil & Gas (5)	4.000%	3/20/49	B+	626,377

8,480	Total Oil, Gas & Consumable Fuels				5,885,103

	Wireless Telecommunication Services – 1.1%

4,104	NII Holdings Inc.	3.125%	6/15/12	B+	3,606,390

$31,516	Total Convertible Bonds (cost $24,539,140)				27,837,238

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 8.9%

	Consumer Finance – 0.2%

$585	Toyota Motor Credit Corporation	0.000%	3/28/38	Aa1	$609,863

	Diversified Financial Services – 0.2%

3,979	Lehman Brothers Holdings Inc., Trust 00650 (4)	5.920%	7/26/21	N/R	686,378

	Diversified Telecommunication Services – 0.4%

1,281	Telecom Italia Capital	4.875%	10/01/10	BBB	1,317,072

	Energy Equipment & Services – 1.1%

3,876	Calfrac Holdings LP, 144A	7.750%	2/15/15	B+	3,774,255

	Media – 0.6%

2,360	Scholastic Corporation	5.000%	4/15/13	BB-	2,029,600

	Metals & Mining – 2.6%

8,300	MagIndustries Corporation (5)	11.000%	12/14/12	N/R	6,808,075
2,000	Phelps Dodge Corporation	7.125%	11/01/27	Baa2	1,921,692

10,300	Total Metals & Mining				8,729,767

	Oil, Gas & Consumable Fuels – 1.7%

5,773	Delta Petroleum Corporation	7.000%	4/01/15	CC	3,723,585
2,000	Ship Finance International Limited	8.500%	12/15/13	B+	1,917,500

7,773	Total Oil, Gas & Consumable Fuels				5,641,085

	Paper & Forest Products – 0.1%

2,000	Bowater Inc., (4)	9.500%	10/15/12	D	500,000

	Personal Products – 0.8%

3,000	Elizabeth Arden Inc.	7.750%	1/15/14	B1	2,865,000

	Road & Rail – 0.4%

1,000	CSX Transportation, Inc.	9.750%	6/15/20	BBB-	1,361,177

	Specialty Retail – 0.8%

3,450	Office Depot Inc.	6.250%	8/15/13	B-	2,876,122

$39,604	Total Corporate Bonds (cost $33,186,919)				30,390,319

Shares	Description (1)	Value

	Warrants – 1.4%

	Capital Markets – 0.1%

609,013	Endeavor Financial Corporation, Stock Right	$398,178

	Metals & Mining – 1.3%

1,130,499	NovaGold Resources Inc.	4,359,845

	Total Warrants (cost $305,748)	4,758,023

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 7.4%

$25,193	Repurchase Agreement with State Street Bank, dated 9/30/09, repurchase price $25,192,706, collateralized by $25,720,000 U.S. Treasury Bills, 0.000%, due 3/25/10, value $25,696,852	0.010%	10/01/09	$25,192,699

	Total Short-Term Investments (cost $25,192,699)			25,192,699

	Total Investments (cost $364,792,130) – 106.3%			361,732,941

Shares	Description (1)	Value

	Common Stocks Sold Short – (4.6)%

	Chemicals – (0.4)%

(24,500)	Sigma-Aldrich Corporation	$(1,322,510)

	Diversified Consumer Services – (0.6)%

(8,800)	Strayer Education Inc.	(1,915,584)

	Food Products – (0.2)%

(11,500)	Green Mountain Coffee Inc., (2)	(849,160)

	Health Care Equipment & Supplies – (0.6)%

(25,700)	C. R. Bard, Inc.	(2,020,277)

	Hotels, Restaurants & Leisure – (0.7)%

(8,700)	Chipotle Mexican Grill, (2)	(844,335)
(16,500)	P.F. Changs China Bistro, Inc., (2)	(560,505)
(19,000)	WMS Industries Inc., (2)	(846,640)

	Total Hotels, Restaurants & Leisure	(2,251,480)

	Internet & Catalog Retail – (0.1)%

(4,000)	Amazon.com, Inc., (2)	(373,440)

	Personal Products – (0.3)%

(12,900)	Chattem Inc., (2)	(856,689)

	Specialty Retail – (1.7)%

(29,600)	AutoZone, Inc., (2)	(4,328,112)
(53,000)	Urban Outfitters, Inc., (2)	(1,599,010)

	Total Specialty Retail	(5,927,122)

	Total Common Stocks Sold Short (proceeds $14,748,867)	(15,516,262)

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (8)	Date	Price	Value

	Call Options Written – (5.7)%

(1,690)	AngloGold Ashanti Limited	$(5,915,000)	1/16/10	$35.00	$(1,309,750)
(3,750)	Arch Coal Inc.	(6,000,000)	1/16/10	16.00	(2,512,500)
(1,745)	AstraZeneca PLC	(6,980,000)	1/16/10	40.00	(1,020,825)
(97)	Barrick Gold Corporation	(349,200)	1/16/10	36.00	(42,680)
(1,492)	Barrick Gold Corporation	(7,460,000)	1/16/10	50.00	(89,520)
(2,505)	BJ Services Company	(3,757,500)	1/16/10	15.00	(1,177,350)
(1,045)	BP PLC	(5,225,000)	1/16/10	50.00	(470,250)
(1,045)	BP PLC	(6,270,000)	1/16/10	60.00	(57,475)
(1,352)	Cameco Corporation	(3,042,000)	1/16/10	22.50	(838,240)
(676)	Cameco Corporation	(2,028,000)	1/16/10	30.00	(128,440)
(175)	Chevron Corporation	(1,487,500)	1/16/10	85.00	(3,500)
(175)	Chevron Corporation	(1,750,000)	1/16/10	100.00	(875)
(2,170)	Deutsche Telekom AG	(2,712,500)	1/16/10	12.50	(336,350)
(2,527)	eBay, Inc.	(5,054,000)	1/16/10	20.00	(1,080,293)
(1,624)	Gold Fields Limited	(2,030,000)	1/16/10	12.50	(377,580)
(1,250)	Health Net Inc.	(2,500,000)	1/16/10	20.00	(43,750)
(1,000)	Ivanhoe Mines Ltd.	(750,000)	1/16/10	7.50	(545,000)
(2,384)	Korea Electric Power Corporation	(2,980,000)	3/20/10	12.50	(739,040)
(3,716)	LM Ericsson Telefonaktiebolaget	(3,716,000)	1/16/10	10.00	(334,440)
(628)	Loews Corporation	(1,884,000)	1/16/10	30.00	(329,700)
(570)	Lowe’s Companies Inc.	(997,500)	1/16/10	17.50	(219,450)
(1,105)	Microsoft Corporation	(1,933,750)	1/16/10	17.50	(919,913)
(1,105)	Microsoft Corporation	(2,210,000)	1/16/10	20.00	(657,475)
(126)	Newmont Mining Corporation	(567,000)	1/16/10	45.00	(45,360)
(1,353)	Newmont Mining Corporation	(7,441,500)	1/16/10	55.00	(134,624)
(442)	Nippon Telegraph & Telephone Corporation	(884,000)	3/20/10	20.00	(159,120)
(3,250)	Pfizer Inc.	(4,875,000)	1/16/10	15.00	(615,875)
(710)	Royal Dutch Shell PLC	(3,550,000)	1/16/10	50.00	(550,250)
(453)	Royal Dutch Shell PLC	(2,491,500)	1/16/10	55.00	(141,563)
(902)	Sanofi-Aventis	(2,706,000)	1/16/10	30.00	(658,460)
(625)	Scholastic Corporation	(1,406,250)	12/19/09	22.50	(193,750)
(1,355)	Smithfield Foods Inc.	(1,693,750)	1/16/10	12.50	(325,200)
(2,710)	Smithfield Foods Inc.	(4,742,500)	1/16/10	17.50	(135,500)
(860)	Tech Data Corporation	(2,580,000)	1/16/10	30.00	(1,049,200)
(1,910)	Tesoro Corporation	(2,674,000)	1/16/10	14.00	(405,875)
(4,110)	Tyson Foods Inc.	(4,110,000)	1/16/10	10.00	(1,181,625)
(1,956)	UBS AG	(3,423,000)	1/16/10	17.50	(464,550)
(1,306)	Wal-Mart Stores Inc.	(6,530,000)	1/16/10	50.00	(208,305)

(55,894)	Total Call Options Written (premiums received $10,978,938)	(126,706,450)			(19,503,653)

	Other Assets Less Liabilities – 4.0%				13,443,042

	Net Assets – 100%				$340,156,068

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$254,322,529	$—	$—	$254,322,529
Preferred Securities*	—	10,383,810	—	10,383,810
Mortgage-Backed Securities	—	8,687,197	161,126	8,848,323
Convertible Bonds	—	27,210,861	626,377	27,837,238
Corporate Bonds	—	23,582,244	6,808,075	30,390,319
Warrants	398,178	4,359,845	—	4,758,023
Short-Term Investments	25,192,699	—	—	25,192,699
Common Stocks Sold Short	(15,516,262)	—	—	(15,516,262)
Call Options Written	(19,503,653)	—	—	(19,503,653)

Total	$244,893,491	$74,223,957	$7,595,578	$326,713,026

* Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance at beginning of period	$4,374,361
Gains (losses):
Net realized gains (losses)	88
Net change in unrealized appreciation (depreciation)	2,939,388
Net purchases at cost (sales at proceeds)	265,091
Net discounts (premiums)	84,187
Net transfers in to (out of) at end of period fair value	(67,537)

Balance at end of period	$7,595,578

Derivative Instruments and Hedging Activities
During the current fiscal period, the Fund adopted amendments to authoritative guidance under GAAP on disclosures about derivative instruments and hedging activities. This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, under this guidance they are considered to be non-hedge transactions for financial reporting purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of September 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Equity Price	Options	—	$—	Call options written, at value	$19,503,653

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain for tax (mark-to-market) on passive foreign investment companies, the treatment of paydown gains and losses, recognition of premium amortization, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2009, the cost of investments (excluding proceeds received on securities sold short and call options written) was $365,071,246.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding proceeds received on securities sold short and call options written) at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$41,485,747
Depreciation	(44,824,052)

Net unrealized appreciation (depreciation) of investments	$(3,338,305)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	This issue is under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(7)	Investment, or portion of investment, has been pledged as collateral to cover call options written.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

NVDR	Non Voting Depository Receipt

N/R	Not rated.

I/O	Interest only security.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)          Nuveen Global Value Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009